Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Key Management Personnel of Entity or Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Compensation

For the years ended December 31,	2017	2016	2015

Salaries, Director Fees and Short-Term Benefits	26	27	30
Post-Employment Benefits	4	4	5
Stock-Based Compensation	6	4	5
	36	35	40